Income Taxes (Schedule Of Valuation Allowance) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Abstract]
Balance at beginning of year	¥ 986	¥ 1,509	¥ 1,631
Addition	753	447	391
Deduction	(905)	(970)	(513)
Addition from acquisition	3,066
Balance at end of year	¥ 3,900	¥ 986	¥ 1,509